Fair Value Measurements - Schedule of Assets and Liabilities Measured and Recorded at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Assets
Assets, fair value	$ 6,036		$ 5,613
Liabilities
Liabilities, fair value	48,819		74,564
Marketable Securities [Member]
Assets
Assets, fair value	6,036	[1]	5,613	[1]
Undesignated interest rate swaps [Member]
Liabilities
Liabilities, fair value	48,819	[2]	74,564	[2]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets
Assets, fair value	6,036		5,613
Liabilities
Liabilities, fair value	0		0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Marketable Securities [Member]
Assets
Assets, fair value	6,036	[1]	5,613	[1]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Undesignated interest rate swaps [Member]
Liabilities
Liabilities, fair value	0	[2]	0	[2]
Significant Other Observable Inputs (Level 2) [Member]
Assets
Assets, fair value	0		0
Liabilities
Liabilities, fair value	48,819		74,564
Significant Other Observable Inputs (Level 2) [Member] | Marketable Securities [Member]
Assets
Assets, fair value	0	[1]	0	[1]
Significant Other Observable Inputs (Level 2) [Member] | Undesignated interest rate swaps [Member]
Liabilities
Liabilities, fair value	$ 48,819	[2]	$ 74,564	[2]

[1]	The valuation measurement inputs of these marketable securities represent unadjusted quoted prices in active markets and, accordingly, we have classified such investments within Level 1 of the fair value hierarchy. The cost basis of our available-for-sale marketable securities was $5.5 million at December 31, 2012 and $5.3 million at December 31, 2013. We sold marketable securities with a cost basis of $0.1 million during the year ended December 31, 2013 and recorded a gain on the sale of $0.5 million, which was included within other expense, net in our consolidated statement of operations.
[2]	The fair value of our interest rate financial derivative instruments reflects the estimated amounts that we would pay or receive to terminate the agreement at the reporting date, taking into account current interest rates, the market expectation for future interest rates and current creditworthiness of both the counterparties and ourselves. Observable inputs utilized in the income approach valuation technique incorporate identical contractual notional amounts, fixed coupon rates, periodic terms for interest payments and contract maturity. Although we have determined that the majority of the inputs used to value our derivatives fall within Level 2 of the fair value hierarchy, the credit valuation adjustments, if any, associated with our derivatives utilize Level 3 inputs, such as the estimates of the current credit spread, to evaluate the likelihood of default by us or our counterparties. We also considered the existence of offset provisions and other credit enhancements that serve to reduce the credit exposure associated with the asset or liability being valued. We have assessed the significance of the inputs of the credit valuation adjustments to the overall valuation of our derivative positions and have determined that the credit valuation adjustments are not significant to the valuation of our derivatives. As a result, we have determined that our derivative valuations in their entirety are classified in Level 2 of the fair value hierarchy.